Financial expense (income), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expense (income), net
Interest expense related to loans and borrowings	$ 128	$ 550	$ 468
Interest income on bank balances and bank deposits	(556)	(91)	(102)
Interest expense (income) related to tax authorities, net	7	64	(16)
Total interest expense, net	(421)	523	350
Foreign exchange differences, net		1,490
Bank charges	358	341	392
Other	945
Other financial expenses	1,303	1,831	392
Foreign exchange differences, net	2,236		4,245
Other		234	1,339
Other financial income	2,236	234	5,584
Total other financial expense (income), net	(933)	1,597	(5,192)
Total financial expenses (income), net	$ (1,354)	$ 2,120	$ (4,842)